WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 93.2%
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$84,618
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	382,184
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	60,990
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	162,577
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	224,050
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	325,586
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	103,240
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	114,564
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	119,122
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	59,746
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	95,673
Corning Inc., Senior Notes	3.900%	11/15/49	130,000	125,905
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	75,293
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	789,483

Total Diversified Telecommunication Services				2,723,031

Entertainment - 1.4%
Magallanes Inc., Senior Notes	5.141%	3/15/52	1,820,000	1,866,357	(a)

Media - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	531,338
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	124,522
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	66,366
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	296,770
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	359,394
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	160,000	161,517
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	64,973

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	$270,000	$272,396
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	287,945
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	216,234
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,232,031
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	151,700	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	578,775
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	207,451
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	243,350
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	11,621
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	52,033
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	189,605
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	536,166
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	694,061
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	205,586

Total Media				6,483,834

Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,061,896
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	361,673
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	301,954
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	110,000	100,550
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	80,000	72,200
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	60,000	60,434
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	210,000	213,200
T-Mobile USA Inc., Senior Secured Notes	3.400%	10/15/52	230,000	196,436	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	235,923
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	10,001

Total Wireless Telecommunication Services				2,614,267

TOTAL COMMUNICATION SERVICES				13,687,489

CONSUMER DISCRETIONARY - 5.2%
Automobiles - 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	259,495
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	372,504
General Motors Co., Senior Notes	5.400%	10/2/23	130,000	134,565
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	204,148
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	197,931

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.750%	4/1/46	$270,000	$326,273
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	198,682	(a)

Total Automobiles				1,693,598

Hotels, Restaurants & Leisure - 2.0%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	520,897	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	202,190
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	163,520
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	256,702
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	10,787
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	323,950	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	448,312
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	197,044
Sands China Ltd., Senior Notes	4.375%	6/18/30	200,000	181,598
Sands China Ltd., Senior Notes	3.250%	8/8/31	330,000	270,600	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	208,067	(a)

Total Hotels, Restaurants & Leisure				2,783,667

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	250,000	262,272
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	87,459
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	205,794

Total Household Durables				555,525

Internet & Direct Marketing Retail - 0.3%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	438,837

Specialty Retail - 1.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	590,000	618,266
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	47,320
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	268,451
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	110,000	109,317	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	179,879	(a)
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	80,000	80,959
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	90,000	77,338
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	290,061

Total Specialty Retail				1,671,591

TOTAL CONSUMER DISCRETIONARY				7,143,218

CONSUMER STAPLES - 3.4%
Beverages - 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	935,544

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	$70,000	$75,799
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	191,583
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	123,929
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	808,532	(a)

Total Beverages				2,135,387

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	117,629

Tobacco - 1.8%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	192,693
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	424,514
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	913,502
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	100,586
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	337,673
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	368,540
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	92,912

Total Tobacco				2,430,420

TOTAL CONSUMER STAPLES				4,683,436

ENERGY - 14.9%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	217,663

Oil, Gas & Consumable Fuels - 14.8%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	119,245
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	20,190
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	89,967
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	440,000	445,298
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	18,847	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	38,652	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	200,397	(a)
Chevron USA Inc., Senior Notes	5.250%	11/15/43	150,000	186,562
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,086,541
Continental Resources Inc., Senior Notes	4.500%	4/15/23	400,000	405,444
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	74,800	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	142,145
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	107,196	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	89,233
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	320,000	326,658	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	170,000	171,541	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	379,110

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	$70,000	$72,302
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	370,504
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	547,125
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	221,641
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	205,013	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	547,400	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	860,000	871,782
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	32,064
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	22,583
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	43,441
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	387,073
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	128,479
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	93,316
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	360,000	334,795	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	260,213
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	200,000	205,534
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	151,090
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	167,122	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,563,311
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	63,947
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	389,195
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	568,144
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	120,000	124,056	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	199,422	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	211,044
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	278,649
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	85,952
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	281,901
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	471,323
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	902,590
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	197,888
Qatar Energy, Senior Notes	3.300%	7/12/51	490,000	451,170	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	$300,000	$266,791	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	331,619
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	163,313	(d)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	539,247
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	262,952
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	126,966
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	353,582
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	29,283
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	677,332
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	703,096
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	90,000	89,716
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	81,270
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	270,000	263,754
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	58,505
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	46,488
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	830,331
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	43,942

Total Oil, Gas & Consumable Fuels				20,220,082

TOTAL ENERGY				20,437,745

FINANCIALS - 29.8%
Banks - 16.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	196,484	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	261,403	(a)(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	405,437
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	193,869
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	404,453
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	260,000	236,660	(c)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	70,453	(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	$160,000	$166,344	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	383,377
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,259,679
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	461,403
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	1,083,850	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	664,986	(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	298,968	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	422,848	(a)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	234,741	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	381,195
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	299,870
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	416,834	(c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	801,505
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	487,567
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	488,351
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	206,483	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	547,070
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	386,924
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	350,000	349,405	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,159,756	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	237,242	(a)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	286,400	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	306,000	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	213,986

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	$210,000	$212,573
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	89,123
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	411,516	(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	622,939	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	300,490	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	194,405	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	177,120	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	171,595	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	263,900	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	50,808	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	537,775
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	556,534
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	378,482	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	393,399	(b)(c)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,042,411
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	365,133
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	228,299	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	500,221
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	213,515	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	450,303	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	1,103,239	(a)(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	260,000	309,939	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	500,633

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	$580,000	$632,947
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	112,798

Total Banks				23,133,640

Capital Markets - 6.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	287,798	(b)(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	330,000	301,220
CI Financial Corp., Senior Notes	4.100%	6/15/51	160,000	141,658
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	539,304
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,060,000	983,150	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.125% to 7/29/22 then USD 5 year ICE Swap Rate + 5.108%)	7.125%	7/29/22	350,000	351,313	(b)(c)(e)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	247,057	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	51,757
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	738,372
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	400,000	362,503	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	740,000	739,886	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	808,724
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	560,845
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	918,405	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	71,763	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	75,200	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	120,963
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	240,000	216,900	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	74,177
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	101,172
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	340,000	345,147
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	605,523	(a)(b)(c)

Total Capital Markets				8,642,837

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.125%	3/25/24	$290,000	$295,567

Diversified Financial Services - 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	340,000	342,736
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	334,603
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	397,375
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	475,073
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	127,869	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	147,595	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	243,359	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	504,692	459,169	(a)(f)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.050%	12/21/65	470,000	372,475	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	4.300%	12/21/65	270,000	220,050	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	394,585	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	225,327	(a)

Total Diversified Financial Services				3,740,216

Insurance - 3.5%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	190,000	(a)(b)(c)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	579,086	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	82,800
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	80,524
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	72,261	(a)
Arthur J Gallagher & Co., Senior Notes	3.500%	5/20/51	70,000	62,468
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	264,924
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	125,458

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	$230,000	$241,087	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	573,834	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	286,349	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,150,000	1,244,070
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	93,956	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	179,983	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	100,131	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	525,998	(a)

Total Insurance				4,702,929

Thrifts & Mortgage Finance - 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	147,248	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	122,899	(a)

Total Thrifts & Mortgage Finance				270,147

TOTAL FINANCIALS				40,785,336

HEALTH CARE - 7.3%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	4.550%	3/15/35	130,000	139,868
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	762,525
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	72,669
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	55,633

Total Biotechnology				1,030,695

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	109,924
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	448,315
Danaher Corp., Senior Notes	2.800%	12/10/51	120,000	102,274

Total Health Care Equipment & Supplies				660,513

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 5.0%
Centene Corp., Senior Notes	4.250%	12/15/27	$100,000	$100,478
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	363,542
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	471,350
Cigna Corp., Senior Notes	4.125%	11/15/25	340,000	350,721
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	373,354
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	964,246
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	565,816
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	624,414
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	384,913
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	635,860
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	103,789
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	9,542
HCA Inc., Senior Secured Notes	4.125%	6/15/29	210,000	214,346
HCA Inc., Senior Secured Notes	5.125%	6/15/39	110,000	118,978
HCA Inc., Senior Secured Notes	5.500%	6/15/47	220,000	249,207
HCA Inc., Senior Secured Notes	5.250%	6/15/49	350,000	384,819
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	114,475
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	170,268
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	80,000	70,125
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	80,000	70,825
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	175,681
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	164,336
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	139,371

Total Health Care Providers & Services				6,820,456

Pharmaceuticals - 1.1%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	66,023	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	80,000	62,972	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	927,260
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	180,000	157,162
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	210,639
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	33,566

Total Pharmaceuticals				1,457,622

TOTAL HEALTH CARE				9,969,286

INDUSTRIALS - 9.0%
Aerospace & Defense - 4.0%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	520,000	529,442	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	139,654	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	523,406	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	320,000	319,820

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	2.196%	2/4/26	$180,000	$170,376
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,377,402
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	357,135
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	235,274
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	162,156
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	197,304
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	283,125
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	44,240
Northrop Grumman Corp., Senior Notes	7.875%	3/1/26	870,000	1,007,591	(a)
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	124,787

Total Aerospace & Defense				5,471,712

Airlines - 1.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	110,000	110,979	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	109,739	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	528,711
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	137,263
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	278,703	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	320,000	322,111	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	181,693	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	510,000	520,928
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	203,366
United Airlines Pass-Through Trust	4.875%	1/15/26	181,440	179,328

Total Airlines				2,572,821

Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	91,842

Commercial Services & Supplies - 0.6%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	94,920
Washington University, Senior Notes	3.524%	4/15/54	90,000	90,000	(d)
Washington University, Senior Notes	4.349%	4/15/2122	110,000	110,000	(d)
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	498,758

Total Commercial Services & Supplies				793,678

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	910,855	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.750%	3/15/32	$200,000	$252,482
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	124,611

Total Industrial Conglomerates				377,093

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	270,471

Road & Rail - 0.4%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	320,000	283,748
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	339,110

Total Road & Rail				622,858

Trading Companies & Distributors - 0.6%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	642,322	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	185,439	(a)

Total Trading Companies & Distributors				827,761

Transportation Infrastructure - 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	351,161	(a)

TOTAL INDUSTRIALS				12,290,252

INFORMATION TECHNOLOGY - 4.2%
Electronic Equipment, Instruments & Components - 0.4%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	510,000	484,960	(a)

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	112,280
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	233,110	(a)

Total IT Services				345,390

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	266,000	270,012
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	376,207
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	12,183	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	151,836
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	11,699
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	73,681
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	106,727
Micron Technology Inc., Senior Notes	2.703%	4/15/32	140,000	126,961
Micron Technology Inc., Senior Notes	3.366%	11/1/41	30,000	26,860
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	60,576
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	192,619
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	81,420

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	$270,000	$287,888
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	350,000	318,141

Total Semiconductors & Semiconductor Equipment				2,096,810

Software - 1.6%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,112,175
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	271,999
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	325,283
Workday Inc., Senior Notes	3.800%	4/1/32	470,000	469,686	(d)

Total Software				2,179,143

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	360,529
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	158,197
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	43,995

Total Technology Hardware, Storage & Peripherals				562,721

TOTAL INFORMATION TECHNOLOGY				5,669,024

MATERIALS - 5.9%
Chemicals - 1.1%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	1,001,888
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	88,641
OCP SA, Senior Notes	3.750%	6/23/31	200,000	181,976	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	207,571	(a)

Total Chemicals				1,480,076

Metals & Mining - 4.4%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	501,859	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	482,161
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	60,967
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	222,279
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	340,000	339,840	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	203,248	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	100,000	112,180
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	532,470	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	166,462	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	537,523	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	361,651	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	169,727	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	59,082	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	$470,000	$532,693
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,386,979
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	355,967
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	26,908

Total Metals & Mining				6,051,996

Paper & Forest Products - 0.4%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	285,011
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	230,000	204,146

Total Paper & Forest Products				489,157

TOTAL MATERIALS				8,021,229

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	130,000	124,801
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	210,000	210,638
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	310,000	316,973	(d)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	254,500
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	150,000	148,783
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	330,877

TOTAL REAL ESTATE				1,386,572

UTILITIES - 2.5%
Electric Utilities - 2.5%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	231,568
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	175,912	(a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	150,000	145,088	(b)(c)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	124,036
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	310,000	312,500
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,025,216
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	102,197	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	154,364
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	16,412
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	170,000	160,790

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	$310,000	$306,273
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	615,122

TOTAL UTILITIES				3,369,478

TOTAL CORPORATE BONDS & NOTES (Cost - $120,965,628)				127,443,065

SOVEREIGN BONDS - 4.3%
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	12,160
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	127,826	43,143
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	412,973	126,436
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	1,353,938	581,868	(a)

Total Argentina				763,607

Canada - 0.7%
Province of Quebec Canada, Senior Notes, Step bond	7.970%	7/22/36	650,000	964,627

Chile - 0.3%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	182,572
Chile Government International Bond, Senior Notes	3.100%	5/7/41	200,000	176,452

Total Chile				359,024

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	843,465

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	217,465	(a)

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	248,604

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	447,385	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - 0.5%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	$230,000	$214,358
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	186,934
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	333,716

Total Mexico				735,008

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	416,506	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	320,818	(a)

Total Qatar				737,324

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	475,878	(a)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	81,866

TOTAL SOVEREIGN BONDS (Cost - $5,918,844)				5,874,253

MUNICIPAL BONDS - 1.2%
California - 0.8%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	967,620
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	153,598	(g)

Total California				1,121,218

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	179,971

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	310,000	351,765

TOTAL MUNICIPAL BONDS (Cost - $1,562,727)				1,652,954

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2022

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $143,068)	3.696%	5,725	$128,812	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $128,590,267)			135,099,084

SHORT-TERM INVESTMENTS - 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $472,222)	0.195%	472,222	472,222	(h)

TOTAL INVESTMENTS - 99.1% (Cost - $129,062,489)			135,571,306
Other Assets in Excess of Liabilities - 0.9%			1,192,524

TOTAL NET ASSETS - 100.0%			$136,763,830

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $472,222 and the cost was $472,222 (Note 2).

Abbreviation(s) used in this schedule:

GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	47	6/22	$10,093,901	$9,960,328	$(133,573)
U.S. Treasury 10-Year Notes	18	6/22	2,271,828	2,211,750	(60,078)
U.S. Treasury Ultra Long-Term Bonds	41	6/22	7,515,076	7,262,125	(252,951)

					(446,602)

Contracts to Sell:
U.S. Treasury 5-Year Notes	12	6/22	1,401,300	1,376,250	25,050
U.S. Treasury Long-Term Bonds	113	6/22	17,516,904	16,957,063	559,841

					584,891

Net unrealized appreciation on open futures contracts					$138,289

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

21

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$127,443,065	—	$127,443,065
Sovereign Bonds	—	5,874,253	—	5,874,253
Municipal Bonds	—	1,652,954	—	1,652,954
Preferred Stocks	—	128,812	—	128,812

Total Long-Term Investments	—	135,099,084	—	135,099,084

Short-Term Investments†	$472,222	—	—	472,222

Total Investments	$472,222	$135,099,084	—	$135,571,306

Other Financial Instruments:
Futures Contracts††	$584,891	—	—	$584,891

Total	$1,057,113	$135,099,084	—	$136,156,197

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$446,602	—	—	$446,602

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

23

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2021	Purchased		Sold

		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,065,374	$7,386,354	7,386,354	$7,979,506	7,979,506

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$188	—	$472,222

24